Trade Receivables and Other Current Assets and Receivables - Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables and Other Current Assets and Receivables [Line Items]
Trade receivables	€ 4,000	€ 48	€ 4
Average payment period for trade receivables	30 days
Milestone payments received	€ 4,000
AbbVie
Trade Receivables and Other Current Assets and Receivables [Line Items]
Milestone payments received	4,000		0
3 months or less
Trade Receivables and Other Current Assets and Receivables [Line Items]
Trade receivables	€ 4,000	€ 48	€ 4